Pacer Trendpilot® Fund of Funds ETF
Schedule of Investments
January 31, 2026 (Unaudited)

AFFILIATED EXCHANGE TRADED FUNDS - 100.0%	Shares	Value
Pacer Trendpilot 100 ETF (a)	136,920	$10,892,123
Pacer Trendpilot International ETF (a)	336,898	11,289,452
Pacer Trendpilot US Bond ETF (a)(b)	566,891	11,026,030
Pacer Trendpilot US Large Cap ETF (a)	193,848	10,927,212
Pacer Trendpilot US Mid Cap ETF (a)	298,132	11,060,697
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $50,267,677)		55,195,514

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (c)	42,000	42,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $42,000)		42,000

TOTAL INVESTMENTS - 100.1% (Cost $50,309,677)		55,237,514
Liabilities in Excess of Other Assets - (0.1)%		(30,524)
TOTAL NET ASSETS - 100.0%		$55,206,990

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $40,845.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Trendpilot® Fund of Funds ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$55,195,514	$–	$–	$55,195,514
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	42,000
Total Investments	$55,195,514	$–	$–	$55,237,514

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $42,000 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Pacer Trendpilot® Fund of Funds ETF - Transactions with Affiliates
	Value as of April 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of January 31, 2026	Shares as of January 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Pacer Trendpilot 100 ETF	$10,872,366	$1,739,476	$(3,628,126)	$989,145	$919,262	$10,892,123	136,920	$96,435	$–
Pacer Trendpilot International ETF	10,596,649	2,031,504	(3,598,435)	491,723	1,768,011	11,289,452	336,898	281,746	–
Pacer Trendpilot US Bond ETF	11,638,912	2,714,895	(3,021,953)	(52,759)	(253,065)	11,026,030	566,891	468,674	–
Pacer Trendpilot US Large Cap ETF	10,924,868	1,813,348	(3,473,577)	1,150,029	512,544	10,927,212	193,848	116,347	–
Pacer Trendpilot US Mid Cap ETF	11,639,848	2,034,710	(3,363,967)	290,870	459,236	11,060,697	298,132	196,701	–
	$55,672,643	$10,333,933	$(17,086,058)	$2,869,008	$3,405,988	$55,195,514	1,532,689	$1,159,903	$–